3000 Two Logan Square

Eighteenth and Arch Streets

Philadelphia, PA  19103-2799

215.981.4000

Fax 215.981.4750

Lisa D. Zeises

direct dial:  (215) 981- 4722

zeisesl@pepperlaw.com

June 8, 2012

Via EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Touchstone Strategic Trust
1933 Act File No. 002-80859
1940 Act File No. 811-03651

Ladies and Gentlemen:

Pursuant to Rule 485(a) under the Securities Act of 1933 (the “Act”), Touchstone Strategic Trust (the “Trust”) is hereby transmitting for filing Post-Effective Amendment No. 85 to the Trust’s Registration Statement on Form N-1A (the “Amendment”).  The Amendment is being filed to register for offering and sale the following new series of the Trust: Touchstone Micro Cap Value Fund, Touchstone Small Company Value Fund, Touchstone International Value Fund and Touchstone Strategic Income Fund (each a “Fund” and collectively, the “Funds”).  Upon effectiveness of the Amendment, the Funds will each offer Class A, Class C, Class Y and Institutional shares.

Each Fund is expected to participate in a fund reorganization with a corresponding series of Fifth Third Funds (File No. 811-05669). Accordingly, the Trust intends to submit a registration statement on Form N-14 in connection with the reorganizations.

If you have any questions or if there is any way we can facilitate your review of the Amendment, please contact the undersigned at 215.981.4722 or John M. Ford, Esq. at 215.981.4009.

Very truly yours,

/s/ Lisa D. Zeises

Lisa D. Zeises

cc:	Joseph G. Melcher
John M. Ford, Esq.

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